Goodwill and intangible assets	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets

9.	Goodwill and intangible assets

			June 30, 2012
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Power purchase agreements	147,561	(57,648)	89,913
Interconnection agreement	690,520	(14,110)	676,410
Operations and maintenance agreement	46,584	(707)	45,877
Land right-of-way	368,826	(187,092)	181,734
Intangible assets	1,253,491	(259,557)	993,934
Goodwill	3,694,998	-	3,694,998
	4,948,489	(259,557)	4,688,932

			December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Power purchase agreements	69,907	(58,432)	11,475
Interconnection agreement	155,606	(2,096)	153,510
Land right-of-way	368,826	(183,494)	185,332
Intangible assets	594,339	(244,022)	350,317
Goodwill	3,694,998	-	3,694,998
	4,289,337	(244,022)	4,045,315

Total amortization for the three and six months ended June 30, 2012 was $12,907 (2011 - $2,656) and $15,535 (2011 - $5,313).